Financial Instruments (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other financial assets	$ 41,959,882	$ 37,422,395
Accounts receivable from related parties	16,346,334	9,083,034
Total accounts receivables	512,677,587	449,800,495
Cash and cash equivalents	707,122,815	618,154,016	$ 597,081,675	$ 265,568,125
Total financial assets	514,504,813	454,238,058
Total financial derivative liabilities	652,079	468,541
Total lease liabilities	9,451,551	7,142,360
Accounts receivavble - trade and other current receivables	514,932,460	435,062,759
Payables to related parties	36,417,518	55,676,713
Total financial liabilities		1,873,341,278
At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	41,959,882	37,422,395
Accounts receivavble - trade and other current receivables (net)	512,677,587	449,800,495
Accounts receivable from related parties	16,346,334	9,083,034
Total accounts receivables	529,023,921	458,883,529
Sub-Total financial assets	570,983,803	496,305,924
Cash and cash equivalents	707,122,815	618,154,016
Total financial assets	1,278,106,618	1,114,459,940
Other financial liabilities	1,390,433,724	1,341,397,707
Total financial derivative liabilities	13,319,256	13,009,729
Total lease liabilities	49,233,868	41,204,099
Accounts receivavble - trade and other current receivables	514,932,460	435,062,759
Payables to related parties	36,417,518	55,676,713
Total commercial obligations and other accounts payable	551,349,978	490,739,472
Total financial liabilities	1,991,017,570	1,873,341,278
At Book Value [Member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	207,904,935	198,569,040
At Book Value [Member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	1,157,437,074	1,089,489,347
At Book Value [Member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	11,772,459	11,774,922
At Book Value [Member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities		28,554,669
At Book Value [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	1,377,114,468	1,328,387,978
At Book Value [Member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	652,079	468,541
At Book Value [Member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	12,667,177	12,541,188
At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	41,959,882	37,422,395
Accounts receivavble - trade and other current receivables (net)	512,677,587	449,800,495
Accounts receivable from related parties	16,346,334	9,083,034
Total accounts receivables	529,023,921	458,883,529
Sub-Total financial assets	570,983,803	496,305,924
Cash and cash equivalents	707,122,815	618,154,016
Total financial assets	1,278,106,618	1,114,459,940
Other financial liabilities	1,306,007,987	1,219,926,571
Total financial derivative liabilities	13,319,256	13,009,729
Total lease liabilities	49,233,868	41,204,099
Accounts receivavble - trade and other current receivables	514,932,460	435,062,759
Payables to related parties	36,417,518	55,676,713
Total commercial obligations and other accounts payable	551,349,978	490,739,472
Total financial liabilities	1,906,591,833	1,751,870,142
At fair value [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	215,234,323	202,837,636
At fair value [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	1,065,681,949	963,749,615
At fair value [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	11,772,459	11,774,922
At fair value [member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities		28,554,669
At fair value [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	1,292,688,731	1,206,916,842
At fair value [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	652,079	468,541
At fair value [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	12,667,177	12,541,188
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,844,406	282,032
Derivative Financial Instruments [Member] | At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,844,406	282,032
Derivative Financial Instruments [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,844,406	282,032
Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	822,287	3,314,469
Market Securities And Investments In Other Companies [Member] | At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	822,287	3,314,469
Market Securities And Investments In Other Companies [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	822,287	3,314,469
Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	37,293,189	33,825,894
Derivative Financial Liabilities Designated As Hedging Instruments [Member] | At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	37,293,189	33,825,894
Derivative Financial Liabilities Designated As Hedging Instruments [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	$ 37,293,189	$ 33,825,894